Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Provision for Income Taxes and Income Taxes Computed Using Effective U.S. Federal Statutory Rate

The difference between the provision for income taxes and income taxes computed using the effective U.S. federal statutory rate is as follows:

	Year Ended December 31,
	2024	2023
Federal tax statutory rate	21.0%	21.0%
State tax, net of federal benefit	7.2	7.2
Non-taxable change in fair value of warrant liability	0.2	1,953.2
Research and development credits	0.5	37.8
Change in valuation allowance	(28.9)	(2,019.2)
Effective tax rate	—%	—%

Schedule of Deferred Tax Assets

Significant components of the Company’s deferred tax assets are as follows:

	Year Ended December 31,
	2024	2023
Net operating loss carryforwards	$10,949,394	$7,281,811
Research and development credits	446,160	370,145
Capitalized research and development costs	2,122,632	1,716,037
Capitalized start-up costs	922,340	799,367
Other, net	478,830	336,564
Total gross deferred tax assets	14,919,356	10,503,924
Valuation allowance	(14,919,356)	(10,503,924)
Net deferred tax assets	$—	$—